3. Significant Strategic Drug Development Collaborations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue	$ 0	$ 7,585,000
Licenses [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue	$ 0	$ 7,500,000
Serum Institute of India Ltd [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Percent ownership in Xenetic	6.70%	7.20%
Pharmsynthez [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Percent ownership in Xenetic	57.10%	61.50%
Pharmsynthez [Member] | Series B Preferred Stock [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Common stock outstanding	1,500,000
Pharmsynthez [Member] | Series A Preferred Stock [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Common stock outstanding	970,000
Research, development, license and supply agreement [Member] | Takeda [Member] | Licenses [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue		$ 7,500,000
Research, development, license and supply agreement [Member] | SynBio [Member] | Co-Development Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue	$ 0	0
License and supply agreements [Member] | Serum Institute of India Ltd [Member] | Royalty Revenue [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue	$ 0	$ 0